Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)

Outstanding at beginning of year	12,550,000	0.05	12,400,000	0.05	12,400,000	0.05
Granted	14,850,000	0.01	150,000	0.01	-	-
Expired	(300,000)	0.12	-	-	-	-

Outstanding at end of year	27,100,000	0.03	12,550,000	0.05	12,400,000	0.05

Exercisable at end of year	23,462,500	0.03	12,550,000	0.05	10,733,330	0.05

Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2024			2023
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,150,000	0.03 - 0.11	5.30	10,900,000	0.03 - 0.14	6.07
1,500,000	0.17	0.66	1,500,000	0.17	1.66
15,450,000	0.01	4.25	150,000	0.01	9.17

27,100,000			12,550,000
December 31, 2022
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.94
1,500,000	0.17	2.66

12,400,000

Schedule of Outstanding Options	The table below summarizes the outstanding options as of December 31, 2024 that have been granted to the Company’s executives, directors and consultants
Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule

450,000	Former directors	December 30, 2014	0.4325	27	Fully vested
150,000	One Director	March 25, 2015	0.40	24	Fully vested
1,500,000	Chairman of Board	March 31, 2016	0.6	63	Fully vested
10,000,000	Chief Executive Officer	July 7, 2020	0.09	103	Fully vested
150,000	Director	March 2, 2023	0.0495	1	Fully vested
1,000,000	Chief Financial Officer	March 17, 2024	0.0438	5	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438	21	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	March 17, 2024	0.0438	214	Fully vested on date of grant
850,000	Director	March 17, 2024	0.0438	18	12 equal portions each quarter over a period of 3 years from the date of grant
2,000,000	Director	March 17, 2024	0.0438	43	12 equal portions each quarter over a period of 3 years from the date of grant

27,100,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required). As of December 31, 2024, 3,637,500 options are not yet vested and therefore $39 thousand compensation costs were not yet recognized.

Schedule of Fair Value for Options Granted

The fair value for options granted in 2024 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	March 17, 2024	April 30, 2024

Dividend yield	0%	0%
Expected volatility	81.27%	91.15%
Risk-free interest	4.31%	4.72%
Expected life (years)	5	5

The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10